Acquisitions and License Agreements - Narrative (Details) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended				12 Months Ended
	Jun. 28, 2013 USD ($)	Mar. 29, 2013 USD ($)	Jun. 29, 2012 USD ($)	Sep. 27, 2013 USD ($)	Sep. 28, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 28, 2012 In-process research and development USD ($)	Jan. 10, 2013 CV Ingenuity USD ($)	Sep. 27, 2013 CV Ingenuity USD ($)	Sep. 27, 2013 CV Ingenuity In-process research and development USD ($)	Jan. 10, 2013 CV Ingenuity In-process research and development USD ($)	Feb. 19, 2013 Nfocus USD ($)	Sep. 27, 2013 Nfocus In-process research and development	Feb. 19, 2013 Nfocus In-process research and development USD ($)	Jul. 02, 2012 MindFrame, Inc. USD ($)	Jun. 26, 2012 Oridion Systems Ltd. USD ($)	May 15, 2012 superDimension, Ltd. USD ($)	Sep. 27, 2013 superDimension, Ltd. USD ($)	May 15, 2012 superDimension, Ltd. In-process research and development USD ($)	May 01, 2012 Newport Medical Instruments, Inc. USD ($)	Apr. 20, 2012 Maya Medical USD ($)	Sep. 27, 2013 Maya Medical USD ($)	Jan. 05, 2012 BARRX Medical, Inc. USD ($)	Sep. 27, 2013 BARRX Medical, Inc. USD ($)	Sep. 28, 2012 BARRX Medical, Inc. USD ($)	Sep. 28, 2012 All Other Acquisitions USD ($)	Sep. 28, 2012 All Other Acquisitions In-process research and development USD ($)	Sep. 27, 2013 Licensing Agreement Intellectual property Medical Devices USD ($)	Sep. 27, 2013 Licensing Agreement Intellectual property Medical Devices EUR (€)	Sep. 27, 2013 Licensing Agreement Intellectual property Medical Devices Upfront and Milestone Payments USD ($)	Sep. 27, 2013 Licensing Agreement Intellectual property Medical Devices Upfront Cash Payment USD ($)	Sep. 28, 2012 Licensing Agreement Patent and product candidates Medical Devices USD ($)	Sep. 28, 2012 Licensing Agreement Patent and product candidates Medical Devices Upfront Cash Payment USD ($)	Sep. 27, 2013 Licensing Agreement Patent and product candidates Medical Devices Milestone Payment USD ($)	Sep. 28, 2012 Licensing Agreement Patent and product candidates Medical Devices Milestone Payment USD ($)
Business Acquisition [Line Items]
Total consideration								$ 216				$ 72			$ 76		$ 292			$ 103	$ 106		$ 409
Total consideration, net of cash acquired								211				71			72		284			101			393
Consideration, cash paid								115				51			74	337	249			94	49		338
Consideration, cash paid, net of cash acquired				248	1,134	13		110				50			70	327	241			92			322
Acquisition date fair value of contingent consideration								101				21					22				47		71
Debt assumed															2		21			9	10
Contingent consideration				53	42				41															15
Maximum contingent payments for acquisition								147	82			45						42				150	75	15
Contingent consideration, paid during the period									65									8				17		10	50
Intangible assets					492			122				45				142	84						139			127
In-process research and development							25				122			45					9								16
Estimated cost to complete in-process research and development projects										62
Discount rate, in-process research and development charge										13.00%			19.00%
Gain on sale of non-controlling interest	10	8	6		6
Integration costs					5
Cash payments for license agreements included in research and development expenses																														16			12
Capitalized milestone payment				33	52	6																									15			11	15
Maximum amount of milestone payments under license agreement																												$ 11	€ 8			$ 39